COMMITMENTS AND CONTINGENCIES (Details Narrative)		9 Months Ended		12 Months Ended
	Sep. 28, 2022 USD ($) ft²	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Area of land | ft²	2,201
Operating lease, description	The Lease Agreement has a term of thirty-eight (38) months and has a monthly base rent of $5,777.63, or $31.50 per square foot, from months 3-18, which increases at the rate of $1 per square foot per annum thereafter until the end of the lease term
Lease term	38 months
Base rent	$ 5,777.63
Percentage of proportionate rent	2.45%
Percentage of incremental borrowing rate	8.00%
Right of use of asset		$ 133,433		$ 174,241
Operating lease liability		143,424		185,405
Operating lease expense		50,826	$ 0	16,942
Asset impairment charges		$ 0	$ 0	$ 0
Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease, description	The Lease Agreement has a term of thirty-eight (38) months and has a monthly base rent of $5,778, or $31.50 per square foot, for the from months 3-18 and increases at the rate of $1 per square foot per annum until the end of the lease term
Base rent	$ 16,941.79